CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 11,384,983	$ 5,898,378	$ 5,323,482
Adjustments to reconcile net income to net cash provided by operating activities:
Other payables and accrued liabilities	(256,258)	2,496,349	70,804
Due to shareholder	1,343,760	44,000	25,000
Net cash provided by / (used in) operating activities	7,619,314	(3,019,725)	15,528,845
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	(72,305)	(37,848)	(17,537)
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	0	0	(36,810)
Net cash used in financing activities	(700,151)	(3,808,613)	(9,609,772)
Cash at beginning of period	950,225
CASH AT END OF PERIOD	3,444,421	950,225
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	10,664,956	5,345,311	4,823,973
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(10,927,690)	(5,492,315)	(5,104,050)
Other payables and accrued liabilities	(1,046,423)	102,517	213,909
Due to shareholder	1,311,523	44,000	25,000
Net cash provided by / (used in) operating activities	2,366	(487)	(41,168)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	0	0	(36,810)
Net cash used in financing activities	0	0	(36,810)
INCREASE / (DECREASE) IN CASH	2,366	(487)	(77,978)
Effect of exchange rate changes on cash	(537)	(7)	(54)
Cash at beginning of period	2,967	3,461	81,493
CASH AT END OF PERIOD	$ 4,796	$ 2,967	$ 3,461